Deferred Charges, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Changes in deferred charges, net
Balance at the beginning of the period			$ 38,012	$ 25,554	$ 25,554
Additions			14,618		31,121
Amortization	$ (6,972)	$ (4,502)	(12,424)	$ (8,337)	(18,663)
Write-off			(660)
Balance at the end of the period	$ 39,546		$ 39,546		$ 38,012
Period of amortization for deferred costs			2 years 6 months